Note 12 - Income Taxes (Details Textual) - USD ($)	12 Months Ended		24 Months Ended
	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2009
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	$ 0		$ 0	$ 25,003
Deferred Tax Assets, Gross, Total	4,317,025		4,317,025	4,874,439
Deferred Tax Assets, Operating Loss Carryforwards, Total	3,114,714		3,114,714	2,163,956
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	13,013,389		13,013,389
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	2,056,028		2,056,028
Deferred Tax Assets, Valuation Allowance, Total	4,280,823		4,280,823	4,759,862
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	7,815		7,815	4,137
Unrecognized Tax Benefits, Income Tax Penalties Accrued	5,113		5,113	0
Income Tax Examination, Penalties and Interest Accrued, Total	13,607		13,607	26,535
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	21,144		21,144	$ 35,661
Decrease in Unrecognized Tax Benefits is Reasonably Possible	$ 0		0
Open Tax Year	2018 2019 2020
AOS Acquisition [Member]
Deferred Tax Assets, Gross, Total					$ 1,517,605
Deferred Tax Assets, Operating Loss Carryforwards, Total	$ 896,000		$ 896,000		$ 4,455,525